ENTERPRISE-WIDE DISCLOSURE (Details - Revenue by regions) - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 2,980,940	$ 1,326,648
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,576,170	1,051,017
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	166,770	173,531
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	238,000	100,850
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 0	$ 1,250